RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS	As of March 31, 2012 and December 31, 2011, the Company owed its 2 principal officers combined accrued salaries of $105,986 and $120,068, respectively.